Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Our policy on insider trading prohibits all of our employees who meet the criteria of “insiders,” including our NEOs, from engaging in short selling, hedging or offsetting transactions with respect to our securities.